Significant Accounting Policies - Summary of Impact on Implementation of IFRS 9 and IFRS 15 on Equity and Other Balance Sheet Items (Detail) - SEK (kr) kr in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Deferred tax assets		kr 21,228	kr 15,522
Current assets
Inventories		24,960	30,307
Trade receivables		63,210	68,117
Equity and liabilities
Equity		100,176	140,492	kr 147,366	kr 145,309
Non-current liabilities
Borrowings, non-current		30,500	18,653
Current liabilities
Other current liabilities		62,370	56,003
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Deferred tax assets		735
Current assets
Inventories		587
Contract assets		13,120
Trade receivables		(15,105)
Equity and liabilities
Equity		(2,605)
Current liabilities
Contract liabilities		22,121
Other current liabilities		(20,179)
Restated [member]
Non-current assets
Deferred tax assets		21,963
Current assets
Inventories		25,547
Contract assets		13,120
Trade receivables		48,105
Equity and liabilities
Equity		97,571	kr 135,257	kr 143,013
Non-current liabilities
Borrowings, non-current		30,500
Current liabilities
Contract liabilities		22,121
Other current liabilities		42,191
IFRS 9 adjustment [member]
Non-current assets
Deferred tax assets		407
Current assets
Trade receivables		(1,240)
Equity and liabilities
Equity		(1,401)
Non-current liabilities
Borrowings, non-current		kr 568
Balance after IFRS adjustments [member]
Non-current assets
Deferred tax assets	kr 22,370
Current assets
Inventories	25,547
Contract assets	13,120
Trade receivables	46,865
Equity and liabilities
Equity	96,170
Non-current liabilities
Borrowings, non-current	31,068
Current liabilities
Contract liabilities	22,121
Other current liabilities	kr 42,191